UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-04760

DWS Advisor Funds

(Exact name of registrant as specified in charter)

345 Park Avenue

New York, NY 10154

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154-0004

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 10/31

Date of reporting period: 7/31/09

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio	as of July 31, 2009 (Unaudited)

DWS Core Fixed Income Fund

	Principal Amount ($)	Value ($)

Corporate Bonds 29.9%
Consumer Discretionary 4.6%
British Sky Broadcasting Group PLC, 144A, 9.5%, 11/15/2018	6,000,000	7,500,450
Comcast Cable Communications Holdings, Inc., 9.455%, 11/15/2022	843,000	1,059,482
Comcast Cable Holdings LLC, 10.125%, 4/15/2022	1,980,000	2,504,138
Cox Communications, Inc., 7.125%, 10/1/2012	4,900,000	5,444,267
News America, Inc., 6.4%, 12/15/2035	2,830,000	2,822,563
TCI Communications, Inc., 8.75%, 8/1/2015	4,430,000	5,308,385
Time Warner Cable, Inc.:
6.75%, 6/15/2039	2,500,000	2,704,405
8.75%, 2/14/2019	1,500,000	1,861,333
Time Warner, Inc.:
5.5%, 11/15/2011	1,581,000	1,675,243

7.625%, 4/15/2031	3,200,000	3,470,720
9.125%, 1/15/2013	1,485,000	1,719,333
Viacom, Inc.:
5.75%, 4/30/2011	3,095,000	3,233,532
6.25%, 4/30/2016	3,311,000	3,496,317
6.875%, 4/30/2036	2,777,000	2,919,516
Yum! Brands, Inc., 6.875%, 11/15/2037	4,470,000	4,721,040

		50,440,724
Consumer Staples 3.2%
Altria Group, Inc., 9.95%, 11/10/2038	2,500,000	3,185,313
Anheuser-Busch InBev Worldwide, Inc., 144A, 7.75%, 1/15/2019	6,500,000	7,591,980
ConAgra Foods, Inc., 7.0%, 4/15/2019	3,200,000	3,699,968
CVS Caremark Corp.:
6.25%, 6/1/2027	2,663,000	2,834,572
6.302%, 6/1/2037	7,442,000	5,730,340
Dr. Pepper Snapple Group, Inc., 6.82%, 5/1/2018	3,385,000	3,740,811
Kroger Co.:
6.15%, 1/15/2020	1,800,000	1,921,446
6.8%, 4/1/2011	260,000	277,540
7.0%, 5/1/2018	10,000	11,250
7.5%, 1/15/2014	3,600,000	4,098,859
Safeway, Inc., 7.45%, 9/15/2027	1,910,000	2,229,505

		35,321,584
Energy 3.9%
Anadarko Petroleum Corp., 6.45%, 9/15/2036	2,490,000	2,499,318
ConocoPhillips, 6.0%, 1/15/2020	3,000,000	3,331,437
DCP Midstream LLC, 144A, 9.75%, 3/15/2019	2,880,000	3,371,573
Devon Energy Corp., 6.3%, 1/15/2019 (a)	6,300,000	6,910,331
Enterprise Products Operating LLP:
Series M, 5.65%, 4/1/2013	7,430,000	7,780,131
Series B, 7.5%, 2/1/2011	1,525,000	1,615,173
Hess Corp., 8.125%, 2/15/2019	3,300,000	3,949,229
Kinder Morgan Energy Partners LP, 5.625%, 2/15/2015	846,000	893,873
Marathon Oil Corp., 7.5%, 2/15/2019	2,800,000	3,233,423
ONEOK Partners LP, 8.625%, 3/1/2019	3,925,000	4,666,444
Talisman Energy, Inc., 7.75%, 6/1/2019	1,098,000	1,284,252
TransCanada PipeLines Ltd., 7.625%, 1/15/2039	2,100,000	2,667,090

		42,202,274
Financials 11.9%
American Express Co., 7.0%, 3/19/2018	5,976,000	6,133,952
Bank of America Corp.:
5.75%, 12/1/2017	4,310,000	4,138,009
Series L, 7.375%, 5/15/2014	536,000	583,871
7.625%, 6/1/2019	5,350,000	5,802,749
Bank of America NA, 5.3%, 3/15/2017	2,260,000	2,058,248
Bank of New York Mellon Corp., 4.3%, 5/15/2014	2,590,000	2,685,483
Barclays Bank PLC, 5.2%, 7/10/2014	1,165,000	1,208,203
BB&T Corp., 6.85%, 4/30/2019	2,900,000	3,101,579
Capital One Financial Corp., 7.375%, 5/23/2014	2,090,000	2,265,779
Citigroup, Inc.:
6.875%, 3/5/2038	3,256,000	2,876,051
8.125%, 7/15/2039	4,715,000	4,749,377
8.5%, 5/22/2019	5,162,000	5,496,043
Corp. Andina de Fomento:

5.75%, 1/12/2017	2,300,000	2,218,959
6.875%, 3/15/2012	1,300,000	1,369,972
Deutsche Telekom International Finance BV:
4.875%, 7/8/2014	930,000	965,644
6.0%, 7/8/2019 (a)	5,590,000	6,022,470
General Electric Capital Corp., 5.625%, 5/1/2018	8,752,000	8,833,805
Hartford Financial Services Group, Inc., 5.25%, 10/15/2011	1,800,000	1,771,528
Jefferson-Pilot Corp., 4.75%, 1/30/2014	750,000	710,629
JPMorgan Chase & Co.:
5.125%, 9/15/2014	4,080,000	4,222,368
6.3%, 4/23/2019	5,500,000	5,975,084
Merrill Lynch & Co., Inc., Series C, 5.45%, 7/15/2014	445,000	437,702
MetLife, Inc., 6.75%, 6/1/2016	1,667,000	1,793,810
Metropolitan Life Global Funding I, 144A, 5.125%, 4/10/2013	4,670,000	4,761,331
Morgan Stanley:
Series F, 6.0%, 4/28/2015	4,110,000	4,254,886
7.3%, 5/13/2019	1,900,000	2,140,272
National City Corp., 4.0%, 2/1/2011	4,015,000	3,984,887
National Rural Utilities Cooperative Finance Corp., Series C, 8.0%, 3/1/2032	4,100,000	4,732,343
Principal Financial Group, Inc., 7.875%, 5/15/2014	4,800,000	5,073,211
Prudential Financial, Inc.:
Series B, 5.1%, 9/20/2014	1,120,000	1,072,005
7.375%, 6/15/2019	460,000	487,444
Simon Property Group LP, (REIT), 6.75%, 5/15/2014	945,000	977,512
Telecom Italia Capital SA:
5.25%, 11/15/2013	3,671,000	3,789,911
6.175%, 6/18/2014	1,120,000	1,203,222
7.175%, 6/18/2019	1,050,000	1,169,693
Telefonica Emisiones SAU, 5.877%, 7/15/2019	1,305,000	1,431,190
The Goldman Sachs Group, Inc.:
6.0%, 5/1/2014	1,510,000	1,636,218
7.5%, 2/15/2019	5,265,000	6,166,126
US Bancorp.:
LIBOR minus 1.46%, 0.00%, 12/11/2035	2,415,000	2,282,175
LIBOR minus 1.75%, 0.00%, 9/20/2036	315,000	289,013
Verizon Wireless Capital LLC, 144A, 7.375%, 11/15/2013	3,000,000	3,450,321
Wachovia Corp., Series G, 5.5%, 5/1/2013	5,850,000	6,130,607

		130,453,682

Health Care 1.9%
Express Scripts, Inc.:
6.25%, 6/15/2014	1,480,000	1,614,756
7.25%, 6/15/2019	445,000	512,778
McKesson Corp., 7.5%, 2/15/2019	2,600,000	3,044,787
Medco Health Solutions, Inc., 7.125%, 3/15/2018	7,460,000	8,390,978
Merck & Co., Inc.:
5.0%, 6/30/2019	1,840,000	1,910,424
5.85%, 6/30/2039	423,000	456,365
Quest Diagnostics, Inc., 6.95%, 7/1/2037	5,130,000	5,264,247

		21,194,335
Industrials 0.6%
Northrop Grumman Corp., 5.05%, 8/1/2019	1,415,000	1,454,088
Waste Management, Inc., 6.375%, 3/11/2015	4,940,000	5,221,185

		6,675,273

Information Technology 0.2%
Oracle Corp., 5.0%, 7/8/2019	1,940,000	2,043,901
Telecommunication Services 1.1%
AT&T, Inc.:
6.55%, 2/15/2039	2,700,000	2,997,702
6.7%, 11/15/2013	2,700,000	3,050,735
Qwest Corp., 7.625%, 6/15/2015	5,334,000	5,320,665
Verizon Communications, Inc., 6.35%, 4/1/2019	500,000	563,366

		11,932,468
Utilities 2.5%
DPL, Inc., 6.875%, 9/1/2011	3,384,000	3,552,865
DTE Energy Co., 7.625%, 5/15/2014	1,227,000	1,308,129
Jersey Central Power & Light Co., 7.35%, 2/1/2019	3,825,000	4,434,479
Pepco Holdings, Inc.:
6.125%, 6/1/2017	3,000,000	2,985,714
6.45%, 8/15/2012	3,202,000	3,390,969
Progress Energy, Inc., 7.05%, 3/15/2019	2,700,000	3,095,685
PSE&G Power LLC, 5.5%, 12/1/2015	2,935,000	3,013,324
Sempra Energy, 6.5%, 6/1/2016	2,600,000	2,854,176
Southern Co., 4.15%, 5/15/2014	2,512,000	2,582,153

		27,217,494

Total Corporate Bonds (Cost $296,970,603)		327,481,735
Mortgage-Backed Securities Pass-Throughs 33.6%
Federal Home Loan Mortgage Corp.:
3.5%, 8/1/2035	6,212,897	5,834,784
4.5%, 9/1/2020	13,632,550	14,038,800
5.0%, with various maturities from 2/1/2021 until 4/1/2035	33,762,468	35,319,748
5.5%, with various maturities from 10/1/2023 until 1/1/2034	5,003,893	5,213,040
6.0%, 3/1/2038	3,522,229	3,697,652
6.5%, with various maturities from 1/1/2035 until 8/1/2038	16,374,705	17,547,326
Federal National Mortgage Association:
4.5%, with various maturities from 8/1/2033 until 10/1/2033	7,021,732	7,097,161
5.0%, with various maturities from 5/1/2019 until 2/1/2038 (b)	99,426,177	102,547,910
5.5%, with various maturities from 2/1/2024 until 4/1/2036 (b)	121,210,000	125,997,972
6.0%, with various maturities from 10/1/2022 until 7/1/2037	12,830,843	13,530,351
6.5%, with various maturities from 5/1/2023 until 4/1/2037	30,679,031	32,962,933
Government National Mortgage Association, 5.5%, 1/15/2039	3,866,153	4,029,860

Total Mortgage-Backed Securities Pass-Throughs (Cost $355,765,846)		367,817,537
Asset-Backed 0.5%
Automobile Receivables 0.4%
Household Automotive Trust, "A4", Series 2006-1, 5.52%, 3/18/2013	4,450,000	4,619,625
Home Equity Loans 0.0%
Securitized Asset-Backed NIM Trust, "NIM", Series 2005-FR4, 144A, 6.0%, 1/25/2036 *	487,805	49
Manufactured Housing Receivables 0.1%
Green Tree Financial Corp., "A4", Series 1996-2, 7.2%, 4/15/2026	366,982	361,224

Total Asset-Backed (Cost $5,303,859)		4,980,898
Commercial Mortgage-Backed Securities 4.7%
Banc of America Commercial Mortgage, Inc.:
"A4", Series 2006-6, 5.356%, 10/10/2045	10,155,000	8,526,046

"A4", Series 2007-3, 5.837% **, 6/10/2049	11,925,000	9,038,812
"A4", Series 2007-4, 5.935% **, 2/10/2051	6,989,022	5,961,873
Greenwich Capital Commercial Funding Corp., "A4", Series 2007-GG9, 5.444%, 3/10/2039	14,707,280	12,495,858
GS Mortgage Securities Corp. II, "AAB", Series 2007-GG10, 5.805% **, 8/10/2045	3,139,000	2,760,618
JPMorgan Chase Commercial Mortgage Securities Corp., "A4", Series 2007-LD12, 5.882% **, 2/15/2051	4,413,000	3,483,386
LB-UBS Commercial Mortgage Trust, "A4", Series 2007-C6, 5.858%, 7/15/2040	7,200,000	5,571,751
Merrill Lynch/Countrywide Commercial Mortgage Trust, "ASB", Series 2007-7, 5.745%, 6/12/2050	4,534,000	4,047,274

Total Commercial Mortgage-Backed Securities (Cost $51,087,456)		51,885,618
Collateralized Mortgage Obligations 3.0%
Chase Mortgage Finance Corp., "A1", Series 2003-S2, 5.0%, 3/25/2018	6,290	6,280
Federal Home Loan Mortgage Corp.:
"EG", Series 2836, 5.0%, 12/15/2032	4,295,000	4,413,194
"NE", Series 2802, 5.0%, 2/15/2033	90,000	92,535
"TE", Series 2827, 5.0%, 4/15/2033	65,000	66,696
"PE", Series 2864, 5.0%, 6/15/2033	40,000	41,481
"BG", Series 2869, 5.0%, 7/15/2033	1,230,000	1,262,668
"PD", Series 2939, 5.0%, 7/15/2033	3,414,000	3,524,787
"KE", Series 2934, 5.0%, 11/15/2033	53,000	54,625
"NB", Series 2864, 5.5%, 7/15/2033	4,007,000	4,207,625
"QB", Series 3242, 5.5%, 1/15/2034	5,055,000	5,333,600
"PE", Series 2165, 6.0%, 6/15/2029	4,038,355	4,298,853
Federal National Mortgage Association:
"BG", Series 2005-12, 5.0%, 10/25/2033	2,457,000	2,538,059
"EC", Series 2005-15, 5.0%, 10/25/2033	80,000	82,683
"HE", Series 2005-22, 5.0%, 10/25/2033	25,000	25,774
"PE", Series 2005-14, 5.0%, 12/25/2033	90,000	92,974
"J", Series 1998-36, 6.0%, 7/18/2028	2,866,011	2,985,953
"PH", Series 1999-19, 6.0%, 5/25/2029	3,791,981	4,003,442

Total Collateralized Mortgage Obligations (Cost $31,013,324)		33,031,229
Government & Agency Obligations 19.1%
Other Government Related 7.0%
American Express Bank, FSB, FDIC Guaranteed, 3.15%, 12/9/2011	15,000,000	15,507,600
Citigroup, Inc., FDIC Guaranteed, 2.875%, 12/9/2011	15,000,000	15,423,645
John Deere Capital Corp., Series D, FDIC Guaranteed, 2.875%, 6/19/2012 (a)	15,000,000	15,412,680
JPMorgan Chase & Co., FDIC Guaranteed, 2.125%, 12/26/2012 (a)	15,000,000	15,047,025
KeyBank NA, FDIC Guaranteed, 3.2%, 6/15/2012	15,000,000	15,548,865

		76,939,815
US Treasury Obligations 12.1%
US Treasury Bill, 0.15% ***, 9/17/2009 (c)	2,853,000	2,852,429
US Treasury Notes:
1.375%, 2/15/2012 (a)	60,000,000	59,962,500
1.75%, 1/31/2014 (a)	40,000,000	39,003,200
3.125%, 5/15/2019	30,000,000	29,071,800
4.875%, 5/31/2011	800,000	855,656

		131,745,585

Total Government & Agency Obligations (Cost $209,636,949)		208,685,400
Municipal Bonds and Notes 4.4%
Alameda, CA, Corridor Transportation Authority Revenue, Series C, 6.6%, 10/1/2029 (d)	4,675,000	4,772,100

Arizona, Salt River Project, Agricultural Improvement & Power District, Electric Systems Revenue, Series A, 5.0%, 1/1/2038	3,870,000	3,872,477
Indianapolis, IN, Local Public Improvement Bond Bank, Series A, 5.0%, 2/1/2038	3,020,000	3,028,698
Los Angeles, CA, Community Redevelopment Agency, Community Redevelopment Financing Authority Revenue, Series L, 6.02%, 9/1/2021 (d)	6,480,000	5,913,194
New Jersey, State Turnpike Authority Revenue, Build America Bonds, Series F, 7.414%, 1/1/2040	2,140,000	2,513,986
Pomona, CA, Pension Obligation, Series AR, 5.732%, 7/1/2025 (d)	2,245,000	1,937,502
Pueblo of Santa Ana, NM, Certificates of Participation, "A", 5.875%, 4/1/2024	7,220,000	6,134,834
Rancho Cordova, CA, Certificates of Partnership, City Hall Acquisition, Series B, 5.65%, 2/1/2024 (d)	4,340,000	3,751,236
Riverside, CA, Public Financing Authority, Tax Allocation Revenue, University Corridor, Series D, 5.89%, 8/1/2032 (d)	925,000	583,398
Texas, Eagle Mountain & Saginaw Independent School District, School Building Improvements, 5.0%, 8/15/2038	2,610,000	2,634,508
Texas, Pharr-San Juan-Alamo Independent School District, School Building Improvements, 5.0%, 2/1/2038	2,445,000	2,458,447
West Virginia, State General Obligation, Jobs Inventory Trust Board:
Series A, Zero Coupon, 1/22/2012	1,300,000	1,107,561
Series A, 144A, Zero Coupon, 6/12/2013	1,500,000	1,140,270
Series C, 144A, Zero Coupon, 7/31/2013	3,500,000	2,629,760
Wilkes Barre, PA, General Obligation, Series C, 5.48%, 11/15/2024 (d)	6,315,000	5,332,765

Total Municipal Bonds and Notes (Cost $49,572,822)	47,810,736
Preferred Security 0.5%
Financials
PNC Preferred Funding Trust I, 144A, 8.7%, 3/15/2013 (e) (Cost $5,123,136)	6,400,000	5,531,200
Securities Lending Collateral 10.6%
Daily Assets Fund Institutional, 0.39% (f) (g) (Cost $115,333,020)	115,333,020	115,333,020
Shares	Value ($)

Cash Equivalents 9.5%
Cash Management QP Trust, 0.27% (f) (Cost $104,177,369)	104,177,369	104,177,369
% of Net Assets	Value ($)

Total Investment Portfolio (Cost $1,223,984,384) †	115.8	1,266,734,742
Other Assets and Liabilities, Net	(15.8)	(172,827,925)

Net Assets	100.0	1,093,906,817

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security. Issuer has defaulted on the payment of principal or interest or has filed for bankruptcy. The following table represents bonds that are in default:
Maturity	Principal	Acquisition
Security	Coupon	Date	Amount ($)	Cost ($)	Value ($)
Securitized Asset-Backed NIM Trust, “NIM”, Series 2005-FR4, 144A	6.0%	1/25/2036	487,805	483,841	49
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of July 31, 2009.

***	Annualized yield at time of purchase; not a coupon rate.

†

The cost for federal income tax purposes was $1,224,464,299. At July 31, 2009, net unrealized appreciation for all securities based on tax cost was $42,270,443. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $50,314,668 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $8,044,225.

(a)	All or a portion of these securities were on loan. The value of all securities loaned at July 31, 2009 amounted to $112,937,558 which is 10.3% of net assets.
(b)	When-issued or delayed delivery security included.
(c)	At July 31, 2009, this security has been pledged, in whole or in part, to cover initial margin requirements for futures closed on July 31, 2009.
(d)	Bond is insured by one of these companies:
Insurance Coverage	As a % of Total Investment Portfolio
Ambac Financial Group, Inc.	0.7
National Public Finance Guarantee Corp.	1.1

Many insurers who have traditionally guaranteed payment of municipal issues have been downgraded by the major rating agencies. As a result, most insured issues are now trading on the basis of the underlying credits.

(e)	Date shown is call date; not a maturity date for the perpetual preferred securities.
(f)	Affiliated fund managed by Deutsche Investment Management Americas Inc. The rate shown is the annualized seven-day yield at period end.
(g)	Represents collateral held in connection with securities lending. Income earned by the Fund is net of borrower rebates.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

FDIC: Federal Deposit Insurance Corp.
FSB: Federal Savings Bank
REIT: Real Estate Investment Trust

Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments. Some separate investments in the Federal Home Loan Mortgage Corp. and Federal National Mortgage Association issues which have similar coupon rates have been aggregated for presentation purposes in this investment portfolio.

Fair Value Measurements

Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, “Fair Value Measurements”, as amended, establishes a three-tier hierarchy for measuring fair value and requires additional disclosure about the classification of fair value measurements.

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of July 31, 2009 in valuing the Fund's investments:

	Level 1	Level 2	Level 3	Total
Assets
Fixed Income(h)
Corporate Bonds	$ —	$ 327,481,735	$ —	$ 327,481,735
Mortgage-Backed Securities Pass-Throughs	—	367,817,537	—	367,817,537
Asset-Backed	—	4,980,898	—	4,980,898
Commercial Mortgage-Backed Securities	—	51,885,618	—	51,885,618
Collateralized Mortgage Obligations	—	33,031,229	—	33,031,229
Government & Agency Obligations	—	205,832,971	—	205,832,971
Municipal Bonds and Notes	—	47,810,736	—	47,810,736
Preferred Security	—	5,531,200	—	5,531,200
Short-Term Investments(h)	115,333,020	107,029,798	—	222,362,818
Total	$ 115,333,020	$ 1,151,401,722	$ —	$ 1,266,734,742
(h)	See Investment Portfolio for additional detailed categorizations.

ITEM 2.	CONTROLS AND PROCEDURES

(a)          The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)         There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Core Fixed Income Fund, a series of DWS Advisor Funds

By:	/s/Michael G. Clark Michael G. Clark President

Date:	September 23, 2009

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	September 23, 2009